INVESTMENTS - Equity securities with readily determinable fair values (Details) - Accor Hotels ("Accor") ¥ in Millions	12 Months Ended
Dec. 31, 2023 CNY (¥)
Investments
Cash consideration	¥ 2,198
Gain realized	¥ 516